October 7, 1999

Dear Strategic Variable Life(R) Plus Policyowner:

This information below supplements Massachusetts Mutual Life Insurance Company's Strategic Variable Life(R) Plus Prospectus dated May 1, 1999. Please place this supplement with your Prospectus, and retain it for future reference.

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                        STRATEGIC VARIABLE LIFE(R) PLUS
                       Supplement dated October 7, 1999
                      to the Prospectus dated May 1, 1999

The Strategic Variable Life(R) Plus Prospectus is amended as follows:

1. All references in the Prospectus to the "Panorama International Equity Portfolio" are changed to the "Oppenheimer International Growth Fund/VA."

2. A footnote number "(9.)" is added to immediately follow the reference to "Oppenheimer International Growth Fund/VA" in the chart in the section entitled "Fund Charges" on page 8. The following footnote is added at the end of the "Fund Charges" section on page 9: "(9.) Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio.

3. Four asterisks are added to immediately follow the reference to "Oppenheimer International Growth Fund/VA" in the chart in the section entitled "Investments of the Separate Account" on page 10. The following footnote is added at the end of the Division and Fund chart on pages 9-10:
     "****Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio."

4. One asterisk is added to immediately follow the heading "Oppenheimer International Growth Fund/VA" in the section entitled "Investments of the Separate Account" on page 12. The following footnote is added at the end of the paragraph describing the Oppenheimer International Growth Fund/VA on page 12: "*Prior to October 1, 1999, this Fund was called the Panorama International Equity Portfolio."

5. The first sentence of the third paragraph under the "Panorama Series Fund, Inc." heading on page 12 is deleted.



October 7, 1999